CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue by geographic areas) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022 [1]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 126,551	$ 106,863
US [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	55,582	40,942
Peru [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	26,766	25,839
Israel [Member
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	1,793	1,390
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 42,410	$ 38,692

[1]	Reclassified.